Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies	7. Commitments and contingencies

Legal contingencies

The Company may be subject to legal proceedings from time to time as part of its business activities. As of December 31, 2024, the Company was not subject to any threatened or pending legal actions or claims.

Significant agreements and contracts

None